Defined Benefit Obligation and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Defined Benefit Obligation and Other Long-Term Liabilities
Defined Benefit Obligation and Other Long-Term Liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2017	2016
Defined benefit obligation (Note 27)	235	208
Deferred coal revenues	60	62
Long-term incentive accruals (Note 26)	16	14
Other	48	46
Total	359	330

Deferred coal revenues consist of amounts received from the Corporation’s Keephills Unit 3 joint operation partner for future coal deliveries. These amounts are being amortized into revenue over the life of the coal supply agreement, since commercial operations of Keephills Unit 3 began on Sept. 1, 2011.
Other includes $9 million (2016 - $10 million) relating to a reimbursement received for costs of the New Richmond terminal station, which is being amortized to revenue over the term of the related PPA.